Provisions for other liabilities - Summary of Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [abstract]
Noncurrent provisions	$ 4,078	$ 3,299
Current provisions	765	590
Total provisions	$ 4,843	$ 3,889	$ 2,313